Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Payable to Affiliate	$ 30,000	$ 30,000	$ 30,000
Long Term Debt	3,126,462	2,597,346	2,621,534
Current portion of long-term debt	(1,050)	(89,425)	(1,050)
Non current portion of long-term debt	3,125,412	2,507,921	2,620,484
7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017
Debt Instrument [Line Items]
Long Term Debt	492,007	491,422	490,322
7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020
Debt Instrument [Line Items]
Long Term Debt	349,805	349,707	349,521
7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020
Debt Instrument [Line Items]
Long Term Debt	1,320,000	1,320,000	1,320,000
5 3/8% Wynn Las Vegas First Mortgage Notes, Due March 15, 2022
Debt Instrument [Line Items]
Long Term Debt	900,000
Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013
Debt Instrument [Line Items]
Long Term Debt			3,868
Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015
Debt Instrument [Line Items]
Long Term Debt			16,187
Wynn Las Vegas Term Loan Facility, Due August 15, 2013
Debt Instrument [Line Items]
Long Term Debt		40,262	44,281
Wynn Las Vegas Term Loan Facility, Due August 17, 2015
Debt Instrument [Line Items]
Long Term Debt		330,605	330,605
$42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Long Term Debt	$ 34,650	$ 35,350	$ 36,750